INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

			Broadcasting
			licences, naming
			rights, projects
	Spectrum		under development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2018	$723.5	$1,067.7	$398.3	$2,189.5
Additions[1]	255.8	209.6	31.5	496.9
Net change in additions financed with non-cash balances	—	(73.9)	62.7	(11.2)
Business acquisition	—	1.2	20.0	21.2
Reclassification	—	80.0	(152.5)	(72.5)
Retirement, disposals and other	—	(13.9)	(7.5)	(21.4)
Balance as of December 31, 2019	979.3	1,270.7	352.5	2,602.5
Additions	—	125.6	80.3	205.9
Net change in additions financed with non-cash balances [2]	—	(114.2)	63.8	(50.4)
Business acquisition	—	0.1	9.6	9.7
Reclassification	—	129.0	(129.0)	—
Retirement, disposals and other	—	(21.7)	(4.9)	(26.6)
Balance as of December 31, 2020	$979.3	$1,389.5	$372.3	$2,741.1

Accumulated amortization and impairment losses

Balance as of December 31, 2018	$247.7	$639.9	$166.6	$1,054.2
Amortization	—	105.2	11.5	116.7
Retirement, disposals and other	—	(7.5)	(4.9)	(12.4)
Balance as of December 31, 2019	247.7	737.6	173.2	1,158.5
Amortization	—	133.0	10.4	143.4
Retirement, disposals and other	—	(21.7)	(5.8)	(27.5)
Balance as of December 31, 2020	$247.7	$848.9	$177.8	$1,274.4

Net carrying amount
As of December 31, 2019	$731.6	$533.1	$179.3	$1,444.0
As of December 31, 2020	$731.6	$540.6	$194.5	$1,466.7
[1]

On April 10, 2019, Videotron acquired 10 spectrum licences in the 600 MHz band covering Eastern, Southern and Northern Québec, as well as Outaouais and Eastern Ontario regions for a total price of $255.8 million.

[2]	Includes a $50.3 million government credit for large investment projects receivable in 2020.

The cost of internally generated intangible assets, mainly composed of software, was $732.5 million as of December 31, 2020 ($651.8 million as of December 31, 2019). For the year ended December 31, 2020, the Corporation recorded additions of internally generated intangible assets of $98.6 million ($65.2 million in 2019 and $43.4 million in 2018).

The accumulated amortization and impairment losses on internally generated intangible assets, mainly composed of software, was $437.2 million as of December 31, 2020 ($401.8 million as of December 31, 2019). For the year ended December 31, 2020, the Corporation recorded $52.2 million in amortization on its internally generated intangible assets ($45.2 million in 2019 and $40.7 million in 2018). The net carrying value of internally generated intangible assets was $295.3 million as of December 31, 2020 ($250.1 million as of December 31, 2019).

Spectrum licences are allocated to the Telecommunications CGU, broadcasting licences are allocated to the Broadcasting CGU, trademarks are allocated to the Telecommunications and Magazines CGUs, while sport franchises are allocated to the Sports and Entertainment CGU. The net carrying value of intangible assets with an indefinite useful life was $741.1 million as of December 31, 2020 and 2019.